TRANSFERS OF FINANCIAL ASSETS (Details) - Debt securities [member] - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 6,452,275	$ 2,853,286
Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Pledged in money market operations and pledged as collateral to special entities such as CRCC, BR and BVC
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	6,451,082	2,853,286
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	4,076,356	3,208,890
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	10,190,595	10,789,962
Financial assets measured at fair value through other comprehensive income, category [member] | Pledged in money market operations and pledged as collateral to special entities such as CRCC, BR and BVC
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 10,190,595	$ 10,786,312